Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 4
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 4
Banco Santander [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 4	$ 4
Banco Santander [Member] | Less than 90 Days [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 4